EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings Per Share
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Basic:
Net income attributable to CNH Industrial	$323	$(942)	$1,421	$(657)
Weighted average common shares outstanding—basic	1,354	1,351	1,354	1,351
Basic earnings (loss) per share	$0.24	$(0.70)	$1.05	$(0.49)
Diluted:
Net income attributable to CNH Industrial	$323	$(942)	$1,421	$(657)
Weighted average common shares outstanding—basic	1,354	1,351	1,354	1,351
Effect of dilutive securities (when dilutive):
Stock compensation plans (1)	7	—	6	—
Weighted average common shares outstanding—diluted	1,361	1,351	1,360	1,351
Diluted earnings (loss) per share	$0.24	$(0.70)	$1.04	$(0.49)
(1) For the three and nine months ended September 30, 2021, 131 thousand and 252 thousand shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact. For the three and nine months ended September 30, 2020, the assumed exercise of stock-based compensation awards was not considered because the impact would be anti-dilutive.